Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 17	$ 21	$ 39	$ 35
Non-service benefit cost	12	9	23	18
Derivative gains	4	7	13	0
Interest income	2	3	4	8
Other	7	7	13	(5)
Other income, net	$ 42	$ 47	$ 92	$ 56